LEASES - Cash Flow from operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,121	$ 1,905
Operating leases	$ 296	$ 2,355
Weighted average remaining lease term, operating leases	2 years 5 months 8 days	2 years 11 months 15 days
Weighted average discount rate, operating leases	5.13%	4.77%